Effective immediately, the sub-section entitled "Portfolio Manager(s)" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Portfolio Manager(s)

Portfolio Manager	Since	Title
Nevin P. Chitkara	2006	Investment Officer of MFS
Pablo De La Mata	September 2014	Investment Officer of MFS
Pilar Gomez-Bravo	August 2013	Investment Officer of MFS
Steven R. Gorham	2000	Investment Officer of MFS
Richard O. Hawkins	2010	Investment Officer of MFS
Benjamin Nastou	2010	Investment Officer of MFS
Robert D. Persons	August 2013	Investment Officer of MFS
Natalie I. Shapiro	2010	Investment Officer of MFS
Benjamin Stone	2009	Investment Officer of MFS
Erik S. Weisman	2004	Investment Officer of MFS
Barnaby Wiener	2003	Investment Officer of MFS

As of December 31, 2014, Barnaby Wiener will no longer be a portfolio manager of the fund.

Effective immediately, the sub-section entitled "Portfolio Manager(s)" beneath the main heading "Management of the Fund" is restated in its entirety as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Nevin P. Chitkara	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1997
Pablo De La Mata	Portfolio Manager	Employed in the investment area of MFS since 2008
Pilar Gomez-Bravo	Investment Grade Debt Instruments Portfolio Manager
Employed in the investment area of MFS since 2013; Managing Director of Imperial Capital from May 2012 to March 2013; Portfolio Manager and Head of Research of Negentropy Capital from June 2011 to April 2012; Co-founder of Marengo Asset Management from June 2010 to April 2011; Head of Credit Europe of Neuberger Berman from June 2006 to May 2010

Steven R. Gorham	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1992
Richard O. Hawkins	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1988
Benjamin Nastou	Tactical Asset Allocation Overlay Portfolio Manager	Employed in the investment area of MFS since 2001
Richard D. Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Natalie I. Shapiro	Tactical Asset Allocation Overlay Portfolio Manager	Employed in the investment area of MFS since 1997
Benjamin Stone	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2005
Erik S. Weisman	Sovereign Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2002
Barnaby Wiener	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1998

As of December 31, 2014, Barnaby Wiener will no longer be a portfolio manager of the fund.

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